UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: Dec 31, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	27-31 Melville Street
		Edinburgh
		Scotland
		EH3 7jf
13F File Number: 028-13078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Kirsty Martin
Title:			Compliance Manager
Phone:			0044-131-270-3842
Signature,		Place			and Date of Signing
Kirsty Martin		Edinburgh 		Jan 11, 2013
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	28
 FORM 13F Information Table Value Total:	$1,769,171,792

List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
AMERICA MOVIL			SP ADR	   02364W105	46	2,000		SH N/A  SOLE	2,000		0	0
AMERIPRISE FINL INC		COM	   03076C106	36	578		SH N/A	SOLE	578		0	0
APPLIED MATERIALS INC AMAT	COM	   038222105	186,856	16,333,533	SH N/A  SOLE	16,333,533	0	0
BANK OF AMERICA CORP BAC	COM	   060505104	80,253	6,912,410	SH N/A	SOLE	6,912,410	0	0
CARNIVAL CORP			PAIRED CTF 143658300	173,075 4,706,972	SH N/A  SOLE	4,706,972	0	0
CELGENE CORP 		        COM	   151020104	35	447     	SH N/A	SOLE	447     	0	0
CHEVRON CORP CVX		COM	   166764100    6,915   63,942          SH N/A  SOLE	63,942		0	0
CISCO SYSTEMS INC CSCO		COM	   17275R102	229,318	11,670,494	SH N/A	SOLE	11,670,494	0	0
CVS CAREMARK CORP		COM	   126650100	30	620	        SH N/A	SOLE	620     	0	0
GENERAL DYNAMICS CORP GD	COM	   369550108	81,755	1,180,240	SH N/A	SOLE	1,180,240	0	0
GOOGLE INC    			CLA	   38259P508	209,875	296,693		SH N/A	SOLE	296,693		0	0
ILLINOIS TOOL WORKS ITW		COM	   452308109	194,871 3,204,583	SH N/A	SOLE	3,204,583	0	0
INVESCO                         SHS        G491BT108    33      1,268           SH N/A  SOLE    1,268           0       0
JOHNSON CONTROLS INC		COM	   478366107	187,696	6,119,850	SH N/A	SOLE	6,119,850	0	0
LYONDELLBASELL INDUSTRIES       SHS-A      N53745100    40      700             SH N/A  SOLE    700             0       0
MICROSOFT CORP MSFT		COM	   594918104	192,398	7,203,316	SH N/A	SOLE	7,203,316	0	0
MONDELEZ INTERNATIONAL          CL-A       609207105    29      1,157           SH N/A  SOLE    1,157           0       0
NIKE INC                        CL-B       654106103    33      636             SH N/A  SOLE    636             0       0
PNC FINL SVCS GROUP INC         COM        693475105    29      494             SH N/A  SOLE    494             0       0
SANDISK CORP			COM	   80004C101	196,231	4,511,060	SH N/A	SOLE	4,511,060	0	0
SCHLUMBERGER LTD                COM        806857108    30      438             SH N/A  SOLE    438             0       0
SOUTHERN CO                     COM        842587107    27      631             SH N/A  SOLE    631             0       0
THERMO FISHER SCIENTIFIC INC    COM        883556102    36      566             SH N/A  SOLE    566             0       0
UNION PACIFIC			COM        907818108    32      254             SH N/A  SOLE    254             0       0
VIRGIN MEDIA INC VMED		COM	   92769L101	27,171	739,335		SH N/A	SOLE	739,335		0	0
WAL-MART STORES INC WMT		COM	   931142103	2,259	33,112	        SH N/A	SOLE	33,112   	0	0
DISNEY WALT CO			COM DISNEY 254687106	30	611		SH N/A  SOLE    611		0	0
WATSON PHARMACEUTICALS INC      COM        942683103    32      368             SH N/A  SOLE    368             0       0





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